Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001990354
Registrant Name	Waystar Holding Corp.
Registration File Number	333-288662
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A